Schedule of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2016	$ 34,226
2017	36,301
2018	38,105
2019	40,327
2020	42,582
Years 2021 - 2025	238,610
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	2,120
2017	2,344
2018	2,275
2019	2,159
2020	2,051
Years 2021 - 2025	$ 9,170